Derivative Financial Instruments (Schedule of Notional Amounts and Fair Values of Derivatives Outstanding) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Derivative liabilities, Fair Value	$ 21	$ 2,208
Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Derivative liabilities, Notional Amount	23,223	39,000
Derivative liabilities, Fair Value	21	406
Nondesignated [Member]
Derivative [Line Items]
Derivative assets, Fair Value	18,965	24,549
Nondesignated [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative liabilities, Notional Amount		51,630
Derivative liabilities, Fair Value		1,549
Nondesignated [Member] | Interest Rate Cap [Member]
Derivative [Line Items]
Derivative assets, Notional Amount	2,194,210	1,715,002
Derivative assets, Fair Value	$ 18,965	24,549
Nondesignated [Member] | Interest Rate Floor [Member]
Derivative [Line Items]
Derivative liabilities, Notional Amount		35,440
Derivative liabilities, Fair Value		$ 253